Cover Page	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	6-K
Entity File Number	001-38904
Entity Registrant Name	FLEX LNG Ltd.
Entity Address, Address Line One	Par-La-Ville Place
Entity Address, Address Line Two	14 Par-La-Ville Road
Entity Address, City or Town	Hamilton
Entity Address, Country	BM
Entity Central Index Key	0001772253
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q2
Amendment Flag	false
Document Period End Date	Jun. 30, 2022